Revenue and Other Operating Income (Tables)	12 Months Ended
Dec. 31, 2020
REVENUE AND OTHER OPERATING INCOME
Summary of Revenues and Other Operating Income

	For the years ended December 31,
	2020	2019	2018
Revenues	ThCh$	ThCh$	ThCh$
Energy sales (1)	2,380,736,600	2,405,903,242	2,202,078,088

Generation	1,111,508,158	1,090,021,527	1,034,975,160
Regulated customers (2)	480,168,004	540,017,333	643,494,066
Unregulated customers	571,587,710	524,559,735	357,725,928
Spot market sales	59,752,444	25,444,459	33,755,166
Distribution	1,269,228,442	1,315,881,715	1,167,102,928
Residential (2)	608,703,250	552,124,205	455,840,910
Business	366,874,872	450,108,855	378,092,990
Industrial	168,931,181	181,595,960	209,252,478
Other consumers (3)	124,719,139	132,052,695	123,916,550

Other sales	58,870,872	124,113,792	123,345,383
Gas sales	38,808,266	97,564,262	103,717,558
Sales of goods and services	20,062,606	26,549,530	19,627,825

Revenue from other services	108,776,845	94,559,289	84,936,988
Tolls and transmission	41,859,311	31,232,252	20,311,403
Metering equipment leases	3,387,302	2,131,427	4,702,334
Services and Business Advisories provided (Public lighting, connections and electrical advisories)	53,121,851	47,455,465	45,904,638
Other services	10,408,381	13,740,145	14,018,613

Total Revenues	2,548,384,317	2,624,576,323	2,410,360,459

Other Income	ThCh$	ThCh$	ThCh$
Temporary leasing of generating facilities	10,662,952	2,777,404	—
Commodity derivative income	4,473,463	5,967,739	9,819,777
Income from early termination of electricity supply contracts (4)	—	121,117,605	—
Income from insurance claims	10,799,437	5,952,589	25,442,309
Other income (5)	11,082,028	10,442,700	11,538,881
Total other income	37,017,880	146,258,037	46,800,967
(1)

As of December 31, 2020, a total of ThCh$434,442,879 is included in total revenue, corresponding to estimated and unbilled sales, which are related to estimations made of energy sold in the month of December 2020, including PEC and node prices. As of December 31, 2019 and 2018, the amounts correspond to ThCh$310,301,370 and ThCh$209,288,934, respectively.

(2)

For the year ended December 31, 2020, this line item includes an effect of ThCh$77,973,766 corresponding to the differences between the prices of electricity supply contracts and regulated prices, which will be billed in the future in accordance with the schedule established in Law No. 21,185 (see Note 9). Of this amount, ThCh$25,154,565 correspond to income that the Group will have to transfer to final customers through its subsidiary Enel Distribución Chile.

(3)

For the year ended December 31, 2020, Other customers includes revenues from the sale of energy to municipalities of ThCh$35,598,366  (ThCh$45,768,456 and ThCh$36,878,861 as of December 31, 2019 and 2018, respectively), governmental entities of ThCh$17,334,983  (ThCh$20,432,048 and ThCh$20,246,633 as of December 31, 2019 and 2018, respectively), agricultural sector companies of ThCh$10,324,464  (ThCh$9,100,691 and ThCh$6,173,077 as of December 31, 2019 and 2018, respectively), utilities and telecommunications companies of ThCh$27,014,443  (ThCh$24,818,503 and ThCh$26,636,066 as of December 31, 2019 and 2018, respectively), education sector of ThCh$5,749,102  (ThCh$9,367,933 and ThCh$12,470,709 as of December 31, 2019 and 2018, respectively), healthcare services of ThCh $21,407,325 (ThCh$18,975,909 and ThCh$19,629,502 as of December 31, 2019 and 2018, respectively) and other of ThCh$ 7,290,456 (ThCh$ 3,589,156 and ThCh$ 1,881,702 as of December 31, 2019 and 2018, respectively).

(4)

In February 2019, Anglo American Sur S.A. notified Enel Generación Chile of its decision to terminate early three electricity supply contracts, which both parties had signed in 2016. As stipulated in the termination clauses of the respective contracts, the notice of early termination granted Enel Generación Chile the right to receive termination compensation, consisting of a cash payment by Anglo American Sur S.A., which would be determined according to a predefined calculation mechanism.

It is important to note that between the date of notice of the early termination and the date of effective termination of the contracts, there were no performance obligations pending delivery by Enel Generación Chile, as the original contracts established the start of supply in January 2021. Therefore, following the accounting criteria described in Note 3.q), income of ThCh$121,117,605 was recognized.

On June 21, 2019, Enel Generación Chile made a non-recourse assignment of the cash flows of this   agreement. Consequently, the cash inflow resulted in the derecognition of the account receivable from Anglo American Sur S.A. existing at that date.

(5) For the year ended December 31, 2020, Other income includes revenue recovery from customers with unrecorded   consumption of ThCh$3,084,840  (ThCh$2,746,764 and ThCh$ 2,847,740 for the years ended December 31, 2019 and 2018, respectively), income from late cancellation of ThCh$456,781  (ThCh$485,684 and ThCh$675,202 for the years ended December 31, 2019 and 2018, respectively) sale of demineralized water of ThCh$1,408,798  (ThCh$498,577 and ThCh$542,927 for the years ended December 31, 2019 and 2018, respectively), and other income of ThCh$6,131,609  (ThCh$6,711,675 and ThCh$7,473,012